Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001982708
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42526
Entity Registrant Name	Anbio Biotechnology
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Friedrich-Ebert-Anlage 35-37
Entity Address, Postal Zip Code	60327
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	NNNN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Amendment Description	Anbio Biotechnology (“we,” “us,” “the Company,” or “our”) is filing this Amendment No. 1 to Form 20-F (the “Form 20-F/A”) to its annual report on Form 20-F for the year ended December 31, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 7, 2026. The sole purpose of this Form 20-F/A is an exhibit-only filing to amend the Form 20-F to check mark that the Company is a well-known seasoned issuer, as defined in Rule 405 of the Securities Act on the cover page of the Form 20-F. No other changes have been made to the Annual Report as amended by Amendment No. 1.This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report and this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	43,891,200
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	100,000,000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Friedrich-Ebert-Anlage 35-37
Entity Address, Postal Zip Code	60327
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Contact Personnel Name	Micheal Lau
City Area Code	49
Local Phone Number	69870039170